INCOME TAXES (Scedule of Income Tax Provision) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current tax expense (benefit):
Foreign	$ (8,473)	$ 2,814	$ (534)
Total current	(8,473)	2,814	(534)
Deferred tax benefit:
Foreign	(3,805)	(27,556)	(8,854)
Total deferred	(3,805)	(27,556)	(8,854)
Income tax benefit	$ (12,278)	$ (24,742)	$ (9,388)